Other Tax Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Other Tax Liabilities
Other tax liabilities, current	€ 650	€ 541
Other non-financial liabilities, current	€ 4,818	€ 4,120
Other tax liabilities as % of other non-financial liabilities, current	13.00%	13.00%
Other tax liabilities, non-current	€ 0	€ 0
Other non-financial liabilities, non-current	€ 814	€ 501
Other tax liabilities as % of other non-financial liabilities, non-current	0.00%	0.00%
Other taxes	€ 650	€ 541
Other non-financial liabilities	€ 5,632	€ 4,622
Other tax liabilities as % of other non-financial liabilities	12.00%	12.00%